Fair Value Measurements - Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Beginning balance	$ 13,453,000	$ 51,859,000	$ 51,859,000	$ 25,767,000
Ending balance			13,453,000	51,859,000
Notes Payable, Other Payables [Member]
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Beginning balance	13,453,000	51,859,000	51,859,000
Settlement		(261,000)	(5,133,000)	(62,000)
Change in fair value	(1,522,000)	(21,309,000)	29,364,000	27,319,000
Transferred out of Level 3 to Level 1			(62,637,000)	(1,165,000)
Ending balance	14,975,000	72,907,000	13,453,000	51,859,000
Warrant
Reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3)
Beginning balance	$ 7,844,000	$ 1,780,000	1,780,000
Issuance of Public and Private Warrants				1,488,000
Change in fair value			6,064,000	292,000
Ending balance			$ 7,844,000	$ 1,780,000